CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 90,669,059	$ 119,501,945
Contract commitment deposit in banks	4,115,733	4,383,684
Accounts receivable, net of allowance for doubtful accounts of $8,408,318 and $10,691,810 (note 4)	98,002,235	64,384,519
Cost and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,102,016 and $1,232,813 (note 5)	103,515,659	60,928,056
Other receivables, net of allowance for doubtful accounts of $214,789 and $249,052	5,057,899	4,102,136
Advances to suppliers	7,818,493	10,676,175
Amount due from related parties (note 17)	12,175,447	10,764,828
Inventories, net of provision of $2,393,546 and $1,738,184 (note 3)	27,972,600	23,554,331
Prepaid expenses	1,018,841	1,022,803
Income tax recoverable	1,098,806	1,083,640
Deferred tax assets (note 15)	2,021,466	956,969
Assets held-for-sale (note 6)	8,945,718
Total current assets	362,411,956	301,359,086
Advance payment for acquisition of a subsidiary (note 21)	16,856,148
Property, plant and equipment, net (note 6)	59,753,192	65,345,618
Long term investments (note 7)	18,571,152	17,348,159
Deferred tax assets (note 15)	991,496	677,388
Total assets	458,583,944	384,730,251
Current liabilities
Short-term bank loans (note 9)	11,528,465	1,472,559
Current portion of long-term bank loans (note 11)	5,408,245	1,472,559
Current portion of long-term bond payable (note 10)		11,780,471
Accounts payable	63,397,616	41,479,662
Construction cost payable	1,882,872	12,562,565
Deferred revenue	43,202,760	33,552,968
Accrued payroll and related expense	6,181,626	4,386,681
Income tax payable	5,060,131	5,971,136
Warranty liabilities (note 8)	2,798,800	1,916,654
Other tax payables	12,547,517	10,632,611
Accrued liabilities	5,692,209	8,078,783
Amounts due to related parties (note 17)	3,338,563	2,610,599
Total current liabilities	161,038,804	135,917,248
Long-term bank loans (note 11)	31,676,865	35,341,413
Total liabilities	192,715,669	171,258,661
Commitments and contingencies (note 20)
Equity
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 54,449,129 and 54,692,129 shares issued and outstanding (note 12)	54,693	54,450
Additional paid-in capital	140,373,585	138,751,162
Appropriated earnings	23,061,779	17,396,777
Retained earnings	74,741,788	38,936,792
Accumulated comprehensive income - translation adjustments	26,825,812	17,557,544
Total Hollysys Automation Technologies Ltd. stockholders' equity	265,057,657	212,696,725
Non-controlling interests	810,618	774,865
Total equity	265,868,275	213,471,590
Total liabilities and equity	$ 458,583,944	$ 384,730,251